Taxation	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Taxation

18. Taxation

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

The Group’s subsidiary, Autozi Internet Technology (BVI) Ltd. is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Autozi Internet Technology (BVI) Ltd. is not subject to tax on income or capital gains. In addition, dividend payments are not subject to withholdings tax in the British Virgin Islands.

United States

The Group’s subsidiary, Autozi Internet Technology (U.S.) Inc. is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. Autozi Internet Technology (U.S.) Inc. is also subject to state income tax in New York of 7.25%. Autozi Internet Technology (U.S.) Inc. was not subject to federal or state corporate income tax as it did not have assessable profit during the periods presented.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, and the profits tax rate for remaining profits will be subjected to 16.5%. Autozi HK was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented. There are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Generally, the Group’s WFOE and subsidiaries, which are considered PRC resident enterprises under PRC Enterprise Income Tax Law (the “EIT Law”), are subject to enterprise income tax on their worldwide taxable income as determined under EIT Law and accounting standards at a rate of 25%. EIT Law grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Group’s subsidiaries, Autozi China and Beijing Quantum were approved as a HNTE and are entitled to a reduced income tax rate of 15% beginning from 2020 and 2019, respectively. The certificate is valid for three years. In December 2023, Autozi China has renewed its HNTE certificate and thus is subject to the preferential income tax rate of 15% from 2020 to 2025. Beijing Quantum did not apply for HNTE certificate renewal as it did not expect to be profitable in the near future. Therefore, Beijing Quantum is subject to the income tax rate of 25% from 2022.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from October 1, 2022 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses incurred as tax deductible expenses when determining their assessable profits for the year. The additional deduction of 100% of qualified research and development expenses can be directly claimed in the annual EIT filling.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

The income tax provision consisted of the following components:

For the years ended September 30,
	2022	2023	2024

Current income tax expense	$-	$-	$-
Deferred income tax expense	-	-	-
Total income tax expense	$-	$-	$-

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods was as follows:

	For the years ended September 30,
	2022	2023	2024

Computed income tax benefit with PRC statutory income tax rate	25%	25%	25%
Effect of preferential tax rate	(6%)	(8%)	(8%)
Additional deduction of qualified R&D expenditures	2%	3%	1%
Non-deductible expenses	-	-	-
Effect of expiration of NOL	-	-	(11%)
Effect of true-up on NOL	-	-	(5%)
Change in valuation allowance	(21%)	(20%)	(2%)
Income tax expenses	-	-	-

The significant components of deferred tax assets were as follows:

	As of September 30,
	2023	2024

Deferred tax assets:
Net operating loss carryforward	$11,634	$11,408
Allowance of doubtful accounts	977	1,141
Less: Valuation allowance	(12,611)	(12,549)
Total deferred tax assets, net	$-	$-

Changes in valuation allowance were as follows:

	For the years ended September 30,
	2022	2023	2024

Balance at beginning of the period	$19,080	$18,386	$12,611
Additions	1,308	2,047	1,481
Decreases	(30)	(7,481)	(1,258)
Decrease in disposal of a subsidiary	(80)	(64)	(1)
Foreign exchange impact	(1,892)	(277)	(284)
Balance at end of the period	$18,386	$12,611	$12,549

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future. Total net operating losses (NOLs) carryforwards of the Group’s subsidiaries in mainland China is US$67,406 and US$66,448 as of September 30, 2023 and 2024, respectively. As of September 30, 2024, net operating loss carryforwards from PRC will expire in calendar years 2025 through 2034, if not utilized. The NOLs carryforwards of the Group’s subsidiary in Hong Kong are nil and US$18 as of September 30, 2023 and 2024, respectively, which can be carried forward without an expiration date.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods and the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of the majority of net operating losses. Accordingly, as of September 30, 2023 and 2024, US$12,611 and US$12,549 valuation allowance has been established, respectively.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2022, 2023 and 2024, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended September 30, 2022, 2023 and 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. As of September 30, 2024, the tax years ended December 31, 2019 through 2023 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)